CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
Revenues	$ 397,748,058	2,433,820,369	2,254,970,152	2,587,441,751
Cost of goods sold	355,185,781	2,173,381,791	2,009,229,511	2,240,600,096
Gross profit	42,562,277	260,438,578	245,740,641	346,841,655
Operating expenses:
Selling	797,579	4,880,386	5,160,405	4,566,943
General and administrative	7,096,194	43,421,610	41,645,512	49,845,321
Total operating expenses	7,893,773	48,301,996	46,805,917	54,412,264
Income from operations	34,668,504	212,136,582	198,934,724	292,429,391
Other (income) expenses:
Interest income	(442,393)	(2,707,003)	(3,850,272)	(1,364,810)
Interest expense	16,814,017	102,884,972	91,158,982	42,767,789
Amortized issuance cost of bonds (note 14)	839,173	5,134,902	4,442,288
Loss on sale of Available-for-sale securities (note 4)	321,256	1,965,765	0	0
Others, net	(123,590)	(756,252)	505,384	157,807
Total other expense, net	17,408,463	106,522,384	92,256,382	41,560,786
Income before income tax expenses	17,260,041	105,614,198	106,678,342	250,868,605
Income tax expenses (note 16)
Current	4,315,010	26,403,549	27,150,033	62,717,151
Income tax expenses	4,315,010	26,403,549	27,150,033	62,717,151
Net income attributable to ordinary shareholders	12,945,031	79,210,649	79,528,309	188,151,454
Other comprehensive loss, net of tax:
Unrealized holding loss for available-for-sale securities, net of tax effects of RMB nil, RMB248,712 and RMB nil for the years ended December 31, 2012, 2013 and 2014, respectively (note 4)		0	(746,137)	0
Reclassification adjustment of available-for-sale securities net of tax effect	121,938	746,137
Foreign currency translation adjustment	(463)	(2,831)	25,405	(100)
Other comprehensive loss	121,475	743,306	(720,732)	(100)
Total comprehensive income attributable to ordinary shareholders	$ 13,066,506	79,953,955	78,807,577	188,151,354
Earnings per share (note 2):
Basic and Diluted (in CNY or dollars per share)	$ 0.50	3.08	3.09	7.31
Weighted average ordinary shares outstanding (note 2):
Basic and diluted (in shares)	25,725,000	25,725,000	25,725,000	25,725,000